5. Prepaid Expenses	12 Months Ended
Jun. 30, 2023
Notes
5. Prepaid Expenses	5.Prepaid Expenses
	June 30, 2023	June 30, 2022	June 30, 2021
	$	$	$
Prepaid insurance	283,307	483,278	4,796
Advances made to suppliers and deposits	600,565	448,872	63,177
	883,872	932,150	67,973